Note 3 - Discontinued Operations (Details) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations and Disposal Groups [Abstract]
Restructuring Charges						$ 3,000,000
Severance Costs						765,000
Inventory Write-down				206,000		948,000
Impairment of Leasehold						307,000
Goodwill, Impairment Loss						299,000
Impairment of Long-Lived Assets to be Disposed of						290,000
Other Asset Impairment Charges				112,000		367,000
Discontinued Operation, Income (Loss) from Discontinued Operation During Phase-out Period, Net of Tax		11,000	32,000	16,000	(113,000)	6,500,000
Escrow Deposit	200,000
Escrow Deposit Disbursements	40,000
Other Inventory, Net of Reserves					$ 18,293